UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill REIT Management LLC
Address: 4400 MacArthur Blvd. Suite 740

         Newport Beach, CA  92660

13F File Number:  28-12287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Herold
Title:     Vice President
Phone:     949-975-0500

Signature, Place, and Date of Signing:

     /s/ John Herold     Newport Beach, CA/USA     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $146,028 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AVALONBAY CMNTYS INC           COM              053484101     5827    61900 SH       SOLE                    61900        0        0
BOSTON PROPERTIES INC          COM              101121101     1025    11162 SH       SOLE                    11162        0        0
BRE PROPERTIES INC             CL A             05564E106     1637    40400 SH       SOLE                    40400        0        0
BROOKFIELD PPTYS CORP          COM              112900105     6260   325200 SH       SOLE                   325200        0        0
CBL & ASSOC PPTYS INC          COM              124830100     2781   116300 SH       SOLE                   116300        0        0
COLONIAL PPTYS TR              COM SH BEN INT   195872106     5260   232455 SH       SOLE                   232455        0        0
COUSINS PPTYS INC              COM              222795106     3071   138969 SH       SOLE                   138969        0        0
DCT INDUSTRIAL TRUST INC       COM              233153105     3506   376600 SH       SOLE                   376600        0        0
DEVELOPERS DIVERSIFIED RLTY    COM              251591103     4767   124500 SH       SOLE                   124500        0        0
DUKE REALTY CORP               COM NEW          264411505     4042   155000 SH       SOLE                   155000        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108     4718   103304 SH       SOLE                   103304        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     8592   235603 SH       SOLE                   235603        0        0
GENERAL GROWTH PPTYS INC       COM              370021107    10147   246400 SH       SOLE                   246400        0        0
HCP INC                        COM              40414L109     4438   127600 SH       SOLE                   127600        0        0
HIGHWOODS PPTYS INC            COM              431284108     1710    58200 SH       SOLE                    58200        0        0
LASALLE HOTEL PPTYS            COM SH BEN INT   517942108     2380    74610 SH       SOLE                    74610        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     2218    77000 SH       SOLE                    77000        0        0
MACERICH CO                    COM              554382101    10271   144540 SH       SOLE                   144540        0        0
MARRIOTT INTL INC NEW          CL A             571903202     4850   141910 SH       SOLE                   141910        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     2804    89400 SH       SOLE                    89400        0        0
PENNSYLVANIA RL ESTATE INVT    SH BEN INT       709102107      926    31200 SH       SOLE                    31200        0        0
POST PPTYS INC                 COM              737464107     1833    52194 SH       SOLE                    52194        0        0
PUBLIC STORAGE                 COM              74460D109     5843    79600 SH       SOLE                    79600        0        0
REGENCY CTRS CORP              COM              758849103     6694   103800 SH       SOLE                   103800        0        0
SPDR TR                        UNIT SER 1       78462F103    25791   176400 SH       SOLE                   176400        0        0
TAUBMAN CTRS INC               COM              876664103     4087    83076 SH       SOLE                    83076        0        0
U STORE IT TR                  COM              91274F104      225    24600 SH       SOLE                    24600        0        0
VENTAS INC                     COM              92276F100     7018   155100 SH       SOLE                   155100        0        0
VORNADO RLTY TR                SH BEN INT       929042109     3307    37600 SH       SOLE                    37600        0        0